PGIM Target Date 2060 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 51.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	32,318	$430,478
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	67,060	2,617,356
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	62,823	646,447
		3,694,281
Fixed Income — 9.6%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	41,500	286,353
PGIM Total Return Bond Fund (Class R6)	34,975	405,712
		692,065
International Equity — 38.8%
PGIM Global Real Estate Fund (Class R6)	19,922	359,199
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	57,663	664,858
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	128,318	1,760,526
		2,784,583

Total Long-Term Investments (cost $6,438,254)		7,170,929

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $20,919)	20,919	20,919

TOTAL INVESTMENTS 100.2% (cost $6,459,173)(wa)		7,191,848
Liabilities in excess of other assets (0.2)%		(15,082)

Net Assets 100.0%		$7,176,766

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds